Note 10 - Financial Income and Expenses - Components of Financial Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Interest income, bank	$ 249	$ 254	$ 151
Interest income, other	50	0	3
Change in fair value of derivative liability	1,091	5,492	0
Change in fair value of warrant liability	0	190	636
Foreign exchange gains	658	564	173
Gain on conversion of loan	2,568	0	0
Total financial income	4,616	6,500	963
Interest expenses	0	0	(1)
Interest expenses, lease liabilities	(152)	(161)	(172)
Change in fair value of derivative liability	(2,383)	(1,653)	(110)
Change in fair value of warrant liability	0	(125)	(244)
Interest expenses, loan from lessor	(724)	(801)	(724)
Foreign exchange losses	(738)	(383)	(430)
Total financial expenses	(3,997)	(3,123)	(1,681)
Net financial items	$ 619	$ 3,377	$ (718)